Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2022
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

The consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007, respectively. The Company is an international provider of worldwide oil, petroleum products and chemicals transportation services.

As of December 31, 2022, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements as well as intermediary companies that own shipowning companies that are 100% subsidiaries of the Company.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

Wholly owned Shipowning Companies (“SPC”) with vessels in operation during years ended December 31, 2020, 2021 and 2022		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	M/T Nord Valiant	August 2016 (sold in 2021)
2	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray	March 2019
3	Santa Catalina Inc.	December 2018	Marshall Islands	M/T Eco Los Angeles	February 2020 (sold in 2022)
4	Santa Monica Marine Inc.	December 2018	Marshall Islands	M/T Eco City of Angels	February 2020 (sold in 2022)
5	Roman Empire Inc.	February 2020	Marshall Islands	Eco West Coast	March 2021
6	Athenean Empire Inc.	February, 2020	Marshall Islands	Eco Malibu	May 2021
7	Julius Caesar Inc.	May, 2020	Marshall Islands	Julius Caesar (Hull No. 3213)	January 2022
8	Legio X Inc.	December, 2020	Marshall Islands	Legio X Equestris (Hull No. 3214)	March 2022
9	Eco Oceano Ca Inc.	December, 2020	Marshall Islands	Eco Oceano Ca (Hull No. 871)	March 2022

As of December 31, 2020, 2021 and 2022, the Company was the owner of 50% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	California 19 Inc.	May 2019	Marshall Islands	M/T Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	M/T Eco Joshua Park	March 2020

On May 6, 2020, the Company acquired for $18,000 from a company affiliated with Mr. Evangelos J. Pistiolis a 100% ownership interest in three Marshall Island companies (the “MR Transaction”) that each had a newbuilding contract for the construction of one scrubber-fitted 50,000 dwt eco MR product/chemical tanker, under construction at that time in Hyundai Mipo shipyard in South Korea, with attached time charters. The vessels, M/T Eco Van Nuys (Hull No 2789), M/T Eco Santa Monica (Hull No 2790) and M/T Eco Venice Beach (Hull No 2791) were scheduled to be delivered in the first quarter of 2021. Each of the three product tankers had time charters with Central Tankers Chartering Inc, a company affiliated with Mr. Evangelos J. Pistiolis, for a firm term of five years at a gross daily rate of $16,200, with a charterer’s option to extend for two additional years at $17,200 and $18,200, scheduled to commence upon delivery of each vessel. Of the consideration payable, $16,850 was paid in the year ended December 31, 2020 and the remaining $1,150 was due on the vessels’ delivery date and was included in Due to related parties in the consolidated balance sheets as of December 31, 2020.

On May 28, 2020, the Company acquired for $22,000 from a company affiliated with Mr. Evangelos J. Pistiolis, or the Suezmax Seller, a 50% ownership interest in two Marshall Island companies (the “SPVs”) that each had a newbuilding contract for the construction of one scrubber-fitted 157,000 dwt eco Suezmax tanker, M/T Eco West Coast (Hull No 865) and M/T Eco Malibu (Hull No 866) under construction at that time  in Hyundai Heavy Industries shipyard in South Korea, with attached time charters with Clearlake Shipping Pte Ltd. The M/T’s Eco West Coast and Eco Malibu, scheduled to commence upon delivery of each vessel, were delivered on March 26 and May 11, 2021 respectively. The Company had the option to acquire the other 50% ownership interest in both vessels from the Seller at the same price until July 15, 2020. On June 18, 2020, the Company exercised both purchase options for a consideration of $22,000. Upon their delivery, both vessels entered into time charters with Clearlake Shipping Pte Ltd., for a firm term of three years at a gross daily rate of $33,950, with a charterer’s option to extend for two additional years at $34,750 and $36,750, respectively. The full amount of the consideration was paid in the year ended December 31, 2020.

On January 6, 2021 the Company sold to a related party affiliated with Mr. Evangelos J. Pistiolis (the “Buyer”) the three shipowning companies that owned M/T Eco Van Nuys (Hull No 2789), M/T Eco Santa Monica (Hull No 2790) and M/T Eco Venice Beach (Hull No 2791) in exchange for:

●	$10,000 in cash
●

100% ownership in a Marshall Islands company that was party to a shipbuilding contract for a high specification scrubber fitted Suezmax Tanker at the time under construction at Hyundai Samho shipyard that was delivered in March 2022 (M/T Eco Oceano Ca - Hull No 871). The shipowning company is party to a time charter, starting from the vessel’s delivery, with Central Tankers Chartering, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, for a firm duration of five years at a gross daily rate of $32,450, with a charterer’s option to extend for two additional years at $33,950 and $35,450 (also see Note 5).

●

35% ownership in one Marshall Islands company that was a party to a shipbuilding contract for a high specification scrubber fitted VLCC tanker under construction at Hyundai Heavy Industries shipyard that was delivered in January 2022 (Julius Caesar - Hull No. 3213). The shipowning company is party to a time charter, starting from the vessel’s delivery, with a major oil trader, for a firm duration of three years at a gross daily rate of $36,000, with a charterer’s option to extend for two additional years at $39,000 and $41,500.

●

35% ownership in one Marshall Islands company that is party to a shipbuilding contract for a high specification scrubber fitted VLCC tanker at the time under construction at Hyundai Heavy Industries shipyard that was delivered in March 2022 (Legio X Equestris - Hull No. 3214). The shipowning company is party to a time charter, starting from the vessel’s delivery, with a major oil trader, for a firm duration of three years at a gross daily rate of $35,750, with a charterer’s option to extend for two additional years at $39,000 and $41,500.

●	A settlement of $1,150 in related party payables to the Buyer.

The Buyer remained the guarantor on the shipbuilding contracts towards the shipyard and in addition, the Buyer provided the Company with an option for a credit line up to 10% of the total shipbuilding cost at market terms, to be negotiated when the option is exercised, amounting to $23,815.

On September 8, 2021 the Company purchased from the Buyer for a consideration of $29,750 an additional 65% ownership interest in Julius Caesar Inc. - Hull No. 3213 and Legio X Inc. - Hull No. 3214 (the “VLCC Companies”). Following this transaction, the Company is the 100% owner of the VLCC Companies. The Buyer remained the guarantor on the shipbuilding contracts towards the shipyard and in addition the Buyer provided a financing option to the Company by remaining responsible to the shipyard for up to 20% of the shipbuilding cost per vessel (increased from 10%, as previously agreed on January 6, 2021,), at the option of the Company, to be exercised until each vessel’s delivery date.

Due to the abovementioned purchase of the remaining 65% of the VLCC Companies, which were initially accounted for as Investments in affiliates, the Company consolidates the VLCC Companies.

Each of the abovementioned transactions were approved by a special committee of the Company’s board of directors (the “Special Committee”), of which all of the directors were independent and for each transaction the Special Committee obtained a fairness opinion relating to the consideration of each transaction from an independent financial advisor. The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer.

The amount of the consideration given in excess of the historical carrying value of the net assets acquired is recognized as a reduction to the Company’s additional paid in capital and presented as Excess of consideration over the carrying value of acquired assets in the Company’s consolidated statement of stockholders’ equity for the twelve months ended December 31, 2020, 2021 and 2022 respectively. An analysis of the consideration paid is presented in the table below:

As of December 31,	2020	2021	2022
Consideration	62,000	29,750	-
Carrying value of net assets of companies sold	-	24,074	-
Less: Carrying value of net assets of companies acquired	-	(8,933)	-
Less: Consideration received in cash	-	(10,000)	-
Less: Settlement of related party payables	-	(1,150)	-
Excess of consideration over acquired assets	62,000	33,741	-

Following Russia’s invasion of Ukraine in February 2022, the U.S., several European Union nations, the UK and other countries have announced sanctions against Russia. The sanctions announced by the U.S. and other countries against Russia include, among others, restrictions on selling or importing goods, services or technology in or from affected regions, travel bans and asset freezes impacting connected individuals and political, military, business and financial organizations in Russia, severing large Russian banks from U.S. and/or other financial systems, and barring some Russian enterprises from raising money in the U.S. market. The U.S., EU nations and other countries could impose wider sanctions and take other actions as a result of the war. With uncertainty remaining at high levels with regards to the global impact of the sanctions already announced to date and the possibility of additional sanctions as well as retaliation measures from Russia’s side that may follow in the period to come, it is difficult to accurately assess the exact impact on the Company. To date, no apparent consequences have been identified on the Company’s business, nor any specific implications on any of its existing counterparties, including clients, suppliers and lenders. Notwithstanding the foregoing, it is possible that these tensions might eventually have an adverse effect the Company’s business, financial condition, results of operations and cash flows.

On March 11, 2020, the World Health Organization declared the coronavirus (“COVID-19”) outbreak a pandemic. In response to the pandemic, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the pandemic, such as quarantines and travel restrictions. Such measures have caused and will likely continue to cause severe trade disruptions. During the years ended December 31, 2020 and 2021 the Company encountered certain prolonged delays embarking and disembarking crew onto the Company’s ships as a result of restrictions at ports placed by various countries due to COVID-19 resulting to an increase in off-hire days or approximately $487 and $519 respectively of reduction in revenue as well as a slight increase in operating expenses relating to crew as well as an increase in fuel expenses during off-hires in both periods. During the year ended December 31, 2022 such instances of increased off-hires and delays were greatly subsided.

The extent to which COVID-19 will impact the Company’s future results of operations and financial condition, including possible vessel impairments, will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the emergence of new virus variants and the additional actions to contain or treat its impact.

On September 23, 2022 the Company effected a 1-for-20 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company, or the floor price of the Company’s Series E Shares, or the number of votes of the Company’s Series D, E and F Shares. All numbers of common share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company’s warrants, exercise price of said warrants and conversion prices of the Company’s Series E Shares, in these consolidated financial statements have been retroactively adjusted to reflect this 1-for-20 reverse stock split.